PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property And Equipment
Depreciation expense	$ 6,184	$ 24,323	$ 0